UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSRS
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-21061

Aetos Capital Multi-Strategy Arbitrage Fund, LLC
 (Exact name of registrant as specified in charter)
________

c/o Aetos Capital, LLC
875 Third Avenue
New York, NY 10022
 (Address of principal executive offices) (Zip code)

Harold Schaaff
Aetos Capital, LLC
New York, NY 10022
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-201-2500

Date of fiscal year end: January 31

Date of reporting period: July 31, 2011

Item 1.    Reports to Stockholders.

AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

Financial Statements (Unaudited)

July 31, 2011

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	5
Statements of Operations	6
Statements of Changes in Members’ Capital	7
Statements of Cash Flows	9
Financial Highlights	10
Notes to Financial Statements	13
Approval of Investment Advisory Agreements	28

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of each period.  The Funds’ Forms N-Q are available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-212-201-2500; and (ii) on the Commission's website at http://www.sec.gov

Aetos Capital Multi-Strategy Arbitrage Fund, LLC
Schedule of Investments (Unaudited)
July 31, 2011

Portfolio Fund Name	Cost	Value	% of Members' Capital

AQR RT Fund, L.P.	$40,000,000	$43,594,072	7.10%
CNH CA Institutional Fund, L.P.	20,589,231	26,099,942	4.25
Davidson Kempner Partners	75,543,694	103,337,091	16.82
Farallon Capital Offshore Investors, Inc.	88,172,893	100,241,820	16.31
FFIP, L.P.	61,630,000	96,657,518	15.73
GMO Mean Reversion Fund (Onshore)	40,692,369	32,137,217	5.23
Ishin Fund LLC	45,361,920	55,486,124	9.03
Luxor Capital Partners, LP	25,000,000	26,109,238	4.25
Oceanwood Global Opportunities Fund LP	55,000,000	70,298,354	11.44
Parsec Trading Corp.	59,555,465	54,380,569	8.85
Sowood Alpha Fund LP (1)	1,625,301	980,700	0.16
Total Portfolio Funds	513,170,873	609,322,645	99.17

Cash Equivalent
JPMorgan Prime Money Market Fund, Agency Shares,
0.01%3 (Shares 11,364,872)	11,364,872	11,364,872	1.85
	$524,535,745	$620,687,517	101.02%

1 Portfolio Fund in liquidation.
2 Percentages are based on Members’ Capital of $614,428,806.
3 Rate disclosed is the 7-day effective yield as of 07/31/11

The aggregate cost of investments for tax purposes was $580,201,703.  Net unrealized appreciation on investments for tax purposes was $40,485,814 consisting of $60,996,699 of gross unrealized appreciation and $20,510,885 of gross unrealized depreciation. The investments in Portfolio Funds shown above, representing 99.17% of Members’ Capital, have been fair valued.

The accompanying notes are an integral part of the financial statements.

Aetos Capital Distressed Investment Strategies Fund, LLC
Schedule of Investments (Unaudited)
July 31, 2011

Portfolio Fund Name	Cost	Value	% of Members' Capital

AG Mortgage Value Partners, L.P.	$38,987,029	$52,428,398	10.84%
Anchorage Capital Partners, L.P.	65,000,000	84,966,765	17.57
Aurelius Capital Partners, LP	55,500,000	86,598,770	17.91
Centerbridge Credit Partners, L.P.	30,250,000	34,594,146	7.15
Davidson Kempner Distressed Opportunities Fund LP	40,000,000	48,623,871	10.06
King Street Capital, L.P.	51,050,000	80,983,605	16.75
One East Partners, L.P.	4,566,008	2,827,895	0.58
Silver Point Capital Fund, L.P.	5,397,886	6,879,356	1.42
Watershed Capital Partners, L.P.	59,050,000	68,458,523	14.16
Total Portfolio Funds	349,800,923	466,361,329	96.44

Cash Equivalent
JPMorgan Prime Money Market Fund, Agency Shares,
0.01%2 (Shares 21,111,660)	21,111,660	21,111,660	4.37
	$370,912,583	$487,472,989	100.81%

1 Percentages are based on Members’ Capital of $483,553,623.
2 Rate disclosed is the 7-day effective yield as of 07/31/11.

The aggregate cost of investments for tax purposes was $440,114,232.  Net unrealized appreciation on investments for tax purposes was $47,358,757 consisting of $51,013,047 of gross unrealized appreciation and $3,654,290 of gross unrealized depreciation.  The investments in Portfolio Funds shown above, representing 96.44% of Members’ Capital, have been fair valued.

The accompanying notes are an integral part of the financial statements.

Aetos Capital Long/Short Strategies Fund, LLC
Schedule of Investments (Unaudited)
July 31, 2011

Portfolio Fund Name	Cost	Value	% of Members' Capital

Bay Pond Partners, L.P.	$18,970,905	$55,203,939	5.20%
Brookside Capital Partners Fund II, L.P.	80,000,000	81,560,590	7.68
Cadian Fund LP	50,000,000	71,237,189	6.71
Cadmus Capital Partners (QP), LP 1	1,816,984	1,053,575	0.10
CamCap Energy, L.P.	46,009,001	56,556,905	5.33
Conatus Capital Partners LP	65,500,000	79,809,367	7.52
Copper River Partners, L.P. 1	2,710,246	935,160	0.09
Egerton Capital Partners, L.P.	50,000,000	49,568,568	4.67
GMO Tactical Opportunities Fund (Onshore)	13,753,495	14,891,953	1.40
Harrier Hawk Four Horsemen Fund LP	2,510,550	2,508,212	0.24
Harrier Hawk Four Horsemen Offshore Fund Ltd	7,489,450	7,484,006	0.71
Joho Partners, L.P.	84,124,988	106,053,946	9.99
Moon Capital Global Equity Fund, LP	60,000,000	60,109,926	5.66
MW European TOPS Fund	80,000,000	82,020,034	7.73
North River Partners, L.P.	51,783,623	60,988,023	5.75
Route One Fund I, L.P.	10,000,000	10,040,707	0.95
Samlyn Onshore Fund, LP	24,366,413	24,823,410	2.34
Sansar Capital Holdings, Ltd	375,380	395,138	0.04
Spindrift Partners, L.P.	1,430,667	1,434,574	0.14

The accompanying notes are an integral part of the financial statements.

Aetos Capital Long/Short Strategies Fund, LLC
Schedule of Investments (Unaudited) (Concluded)
July 31, 2011

Portfolio Fund Name	Cost	Value	% of Members' Capital

The Elkhorn Fund, LLC	38,549,893	37,798,503	3.56
Tiger Consumer Partners, L.P.	60,000,000	67,270,733	6.33
Ursus Partners L.P.	35,000,000	31,400,210	2.95
Viking Global Equities LP	58,460,934	112,613,146	10.60
Total Portfolio Funds	842,852,529	1,015,757,814	95.69

Cash Equivalent
JPMorgan Prime Money Market Fund, Agency Shares,
0.01%3 (Shares 48,422,525)	48,422,525	48,422,525	4.55
	$891,275,054	$1,064,180,339	100.24%

1 Portfolio Fund in liquidation.
2 Percentages are based on Members’ Capital of $1,061,506,773.
3 Rate disclosed is the 7-day effective yield as of 07/31/11

The aggregate cost of investments for tax purposes was $993,573,661.  Net unrealized appreciation on investments for tax purposes was $70,606,678 consisting of $88,505,474 of gross unrealized appreciation and $17,898,796 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 95.69% of Members’ Capital, have been fair valued.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

July 31, 2011

(Unaudited)

	Aetos Capital Multi-Strategy Arbitrage Fund, LLC	Aetos Capital Distressed Investment Strategies Fund, LLC	Aetos Capital Long/Short Strategies Fund, LLC
Assets
Investments in Portfolio Funds and cash equivalent, at cost	$524,535,745	$370,912,583	$891,275,054
Investments in Portfolio Funds and cash equivalent, at value	$620,687,517	$487,472,989	$1,064,180,339
Receivable for sale of investments	16,753	870,910	7,250,672
Expenses prepaid	7,333	8,174	13,178
Accrued income	382	395	770
Total assets	620,711,985	488,352,468	1,071,444,960

Liabilities
Redemptions of Interests payable	4,627,934	3,577,416	7,766,849
Investment management fees payable	384,258	302,410	663,857
Sales of Interests received in advance	834,120	485,240	1,203,440
Board of Managers’ fees payable	13,975	13,975	13,975
Other accrued expenses	422,892	419,804	290,065
Total liabilities	6,283,179	4,798,845	9,938,186

Net Members’ Capital	$614,428,806	$483,553,623	$1,061,506,773

Members’ Capital
Net capital	$518,277,033	$366,993,217	$888,601,488
Net unrealized appreciation on investments in
Portfolio Funds and cash equivalent	96,151,772	116,560,406	172,905,285
Members’ Capital	$614,428,806	$483,553,623	$1,061,506,773

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the six-month period ended July 31, 2011

(Unaudited)

	Aetos Capital Multi-Strategy Arbitrage Fund, LLC	Aetos Capital Distressed Investment Strategies Fund, LLC	Aetos Capital Long/Short Strategies Fund, LLC
Investment income:
Dividends from money market funds	$6,368	$6,909	$19,430

Expenses:
Investment management fees	2,428,757	1,908,781	4,150,345
Administration fees	223,123	175,401	381,613
Board of Managers’ fees	27,950	27,950	27,950
Professional fees	170,383	168,252	103,664
Custodian fees	36,841	31,970	61,006
Registration fees	6,112	6,490	8,418
Printing fees	3,073	3,073	3,484
Other expenses	8,680	7,742	11,287
Total expenses	2,904,919	2,329,659	4,747,767
Net investment loss	(2,898,551)	(2,322,750)	(4,728,337)

Net gain/(loss) on Portfolio Funds sold	1,232,233	1,881,661	(5,652,028)

Net change in unrealized appreciation on investments in Portfolio Funds	9,461,097	6,998,206	17,763,325

Net increase in Members’ Capital derived from investment activities	$7,794,779	$6,557,117	$7,382,960

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Members’ Capital

For the six-month period ended July 31, 2011 and the year ended January 31, 2011

(Unaudited)

	Aetos Capital Multi-Strategy Arbitrage Fund, LLC		Aetos Capital Distressed Investment Strategies Fund, LLC
	2/1/11 – 7/31/11	2/1/10 – 1/31/11	2/1/11 – 7/31/11	2/1/10 – 1/31/11
From investment activities:
Net investment loss	$(2,898,551)	$(5,366,310)	$(2,322,750)	$(4,376,989)
Net gain on Portfolio Funds sold	1,232,233	3,135,017	1,881,661	4,070,414
Net change in unrealized appreciation
on investments in Portfolio Funds	9,461,097	47,362,179	6,998,206	41,588,108
Net increase in Members’ Capital derived from investment activities	7,794,779	45,130,886	6,557,117	41,281,533

Distributions:
Tax withholding on behalf of foreign
investors	(52,005)	(336,862)	(306,571)	(258,487)
Total distributions	(52,005)	(336,862)	(306,571)	(258,487)

Members’ Capital transactions:
Proceeds from sales of Interests	29,952,569	97,589,531	21,755,292	69,767,281
Redemptions of Interests	(47,356,374)	(28,529,095)	(36,599,409)	(43,364,558)
Transfers of Interests	(149,400)	4,510,000	(84,600)	36,000
Net increase/(decrease) in Members’ Capital derived from capital transactions	(17,553,205)	73,570,436	(14,928,717)	26,438,723
Net increase/(decrease) in Members’ Capital	(9,810,431)	118,364,460	(8,678,171)	67,461,769
Members’ Capital at beginning of period	624,239,237	505,874,777	492,231,794	424,770,025
Members’ Capital at end of period	$614,428,806	$624,239,237	$483,553,623	$492,231,794

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Members’ Capital (concluded)

For the six-month period ended July 31, 2011 and year ended January 31, 2011

(Unaudited)

	Aetos Capital Long/Short Strategies Fund, LLC
	2/1/11 – 7/31/11	2/1/10 – 1/31/11
From investment activities:
Net investment loss	$(4,728,337)	$(7,784,947)
Net loss on Portfolio Funds sold	(5,652,028)	(419,008)
Net change in unrealized appreciation
on investments in Portfolio funds	17,763,325	57,141,577
Net increase in Members’ Capital derived from investment activities	7,382,960	48,937,622

Distributions:
Tax withholding on behalf of foreign investors	(152,554)	(788,331)
Total distributions	(152,554)	(788,331)

Members’ Capital transactions:
Proceeds from transfer of Assets	—	138,947,112
Proceeds from sales of Interests	64,247,980	169,752,735
Redemptions of Interests	(79,540,195)	(66,909,500)
Transfers of Interests	234,000	(1,546,000)
Net increase/(decrease) in Members’ Capital derived from capital transactions	(15,058,215)	240,244,347
Net increase/(decrease) in Members’ Capital	(7,827,809)	288,393,638
Members’ Capital at beginning of period	1,069,334,582	780,940,944
Members’ Capital at end of period	$1,061,506,773	$1,069,334,582

The accompanying notes are an integral part of the financial statements.

Statements of Cash Flows

For the six-month period ended July 31, 2011

(Unaudited)

	Aetos Capital Multi-Strategy Arbitrage Fund, LLC	Aetos Capital Distressed Investment Strategies Fund, LLC	Aetos Capital Long/Short Strategies Fund, LLC
Cash Flows Used in Operating Activities
Net increase in Members’ Capital derived from investment activities	$7,794,779	$6,557,117	$7,382,960
Adjustments to reconcile net increase in Members’ Capital from investment activities to net cash used in operating activities
Purchases of Portfolio Funds	(10,000,000)	(5,000,000)	(140,000,000)
Purchases of cash equivalent	(11,364,872)	(21,111,660)	(48,422,525)
Sales of Portfolio Funds	5,000,000	7,092,703	72,437,616
Net (gain)/loss on Portfolio Funds sold	(1,232,233)	(1,881,661)	5,652,028
Net change in unrealized appreciation on investments in
Portfolio Funds	(9,461,097)	(6,998,206)	(17,763,325)
Increase in expenses prepaid	(7,333)	(8,174)	(13,178)
Increase in accrued income	(382)	(395)	(770)
Decrease in investment management fees payable	(6,136)	(5,427)	(4,895)
Increase/(decrease) in Board of Managers’ fees payable	3,072	3,072	(3,469)
Increase/(decrease) in other accrued expenses	70,774	71,568	(40,196)
Net cash used in operating activities	(19,203,428)	(21,281,063)	(120,775,754)

Distributions
Tax withholding on behalf of foreign investors	(52,005)	(306,571)	(152,554)

Cash Flows From Financing Activities
Proceeds from sales of Interests	30,661,688	22,203,032	65,363,920
Redemptions of Interests	(44,620,248)	(36,418,913)	(74,462,602)
Transfers of Interests	(149,400)	(84,600)	234,000
Net cash used in financing activities	(14,107,960)	(14,300,481)	(8,864,682)

Net decrease in cash	(33,363,393)	(35,888,115)	(129,792,990)
Cash, beginning of period	33,363,393	35,888,115	129,792,990
Cash, end of period	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

	Aetos Capital Multi-Strategy Arbitrage Fund, LLC
	2/1/11 – 7/31/11 (Unaudited)	2/1/10 – 1/31/11	2/1/09 – 1/31/10	2/1/08 – 1/31/09	2/1/07 – 1/31/08	2/1/06 – 1/31/07

Total return (1)	1.21%	8.37%	21.29%	(20.29)%	(1.76)%	10.36%

Net assets, end of period (000's)	$ 614,429	$ 624,239	$ 505,875	$ 388,683	$ 574,125	$ 447,632

Ratios to average net assets:
Expenses(2) (3)	0.91%(4)	0.95%	0.98%	0.96%	0.90%	0.95%

Net investment loss	(0.91)%(4)	(0.94)%	(0.96)%	(0.80)%	(0.62)%	(0.75)%

Portfolio turnover rate(5)	0.84%	3.81%	11.01%	5.35%	14.01%	16.80%

(1)	Total return for periods less than one year have not been annualized. Tax withholding on behalf of certain investors is treated as a reinvested distribution.
(2)	Expense ratios do not reflect the Fund’s proportionate share of expenses of the Portfolio Funds.
(3)	The expense ratios do not include the Program Fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.
(4)	Annualized
(5)	Portfolio turnover rate for periods less than one year have not been annualized

The accompanying notes are an integral part of the financial statements.

Financial Highlights (continued)

	Aetos Capital Distressed Investment Strategies Fund, LLC
	2/1/11 – 7/31/11 (Unaudited)	2/1/10 – 1/31/11	2/1/09 – 1/31/10	2/1/08 – 1/31/09	2/1/07 – 1/31/08	2/1/06 – 1/31/07

Total return (1)	1.31%	9.58%	22.03%	(8.57)%	4.32%	12.95%

Net assets, end of period (000's)	$ 483,554	$ 492,232	$ 424,770	$ 353,674	$ 168,426	$ 109,967

Ratios to average net assets:
Expenses(2) (3)	0.93%(4)	0.96%	1.00%	1.02%	1.03%	1.08%
Expenses, net of waivers and reimbursements(2) (3)	0.93%(4)	0.96%	1.00%	1.01%	0.99%	1.00%

Net investment loss, before waivers and reimbursements	(0.93)% (4)	(0.96)%	(0.95)%	(0.30)%	(0.69)%	(0.76)%

Net investment loss, net of waivers and reimbursements	(0.93)% (4)	(0.96)%	(0.95)%	(0.29)%	(0.65)%	(0.68)%

Portfolio turnover rate(5)	1.07%	7.10%	6.74%	12.51%	0.00%	13.69%

(1)	Total return for periods less than one year have not been annualized. Tax withholding on behalf of certain investors is treated as a reinvested distribution.
(2)	Expense ratios do not reflect the Fund’s proportionate share of expenses of the Portfolio Funds.
(3)	The expense ratios do not include the Program Fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.
(4)	Annualized
(5)	Portfolio turnover rate for periods less than one year have not been annualized

The accompanying notes are an integral part of the financial statements.

Financial Highlights (concluded)

	Aetos Capital Long/Short Strategies Fund, LLC
	2/1/11 – 7/31/11 (Unaudited)	2/1/10 – 1/31/11	2/1/09 – 1/31/10	2/1/08 – 1/31/09	2/1/07 – 1/31/08	2/1/06 – 1/31/07

Total return (1)	0.70%	5.94%	3.57%	(9.33)%	7.04%	9.61%

Net assets, end of period (000's)	$ 1,061,507	$ 1,069,335	$ 780,941	$ 883,774	$1,043,373	$ 738,210

Ratios to average net assets:
Expenses(2) (3)	0.87%(4)	0.90%	0.89%	0.88%	0.88%	0.92%

Net investment loss	(0.87)% (4)	(0.90)%	(0.86)%	(0.63)%	(0.66)%	(0.65)%

Portfolio turnover rate(5)	7.26%	12.35%	42.29%	12.24%	20.12%	6.13%

(1)	Total return for periods less than one year have not been annualized. Tax withholding on behalf of certain investors is treated as a reinvested distribution.
(2)	Expense ratios do not reflect the Fund’s proportionate share of expenses of the Portfolio Funds.
(3)	The expense ratios do not include the Program Fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.
(4)	Annualized
(5)	Portfolio turnover rate for periods less than one year have not been annualized

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

July 31, 2011

(Unaudited)

1. Organization

The Aetos Capital Multi-Strategy Arbitrage Fund, LLC, the Aetos Capital Distressed Investment Strategies Fund, LLC, and the Aetos Capital Long/Short Strategies Fund, LLC (collectively the “Funds” and individually a “Fund”) were formed in the state of Delaware as limited liability companies.  The Funds are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end, non-diversified, management investment companies.  Each of the Funds is a fund-of-funds.  The Funds seek capital appreciation by allocating their assets among a select group of private investment funds (commonly known as hedge funds) (“Portfolio Funds”) that utilize a variety of alternative investment strategies that seek to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes.  Aetos Alternatives Management, LLC serves as the Investment Manager to the Funds.

The Funds operate under a master fund/feeder fund structure.  Feeder Funds invest substantially all of their investable assets in the Funds.  As of July 31, 2011 the Feeder Funds’ beneficial ownership of their corresponding Master Funds’ members’ capital are 81%, 84% and 85% for the Aetos Capital Multi-Strategy Arbitrage Cayman Fund, Aetos Capital Distressed Investment Strategies Cayman Fund and Aetos Capital Long/Short Strategies Cayman Fund, and 1%, 1% and 1%, for the Aetos Capital Multi-Strategy Arbitrage Cayman Fund II, Aetos Capital Distressed Investment Strategies Cayman Fund II and Aetos Capital Long/Short Strategies Cayman Fund II respectively.

The principal investment objective of each Fund is as follows:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers that utilize a variety of arbitrage strategies.

Aetos Capital Distressed Investment Strategies Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers across a variety of distressed investment strategies.

Aetos Capital Long/Short Strategies Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers across a variety of long/short strategies.

Notes to Financial Statements (Unaudited) (continued)

1. Organization (continued)

The Funds may offer, from time to time, to repurchase outstanding members’ interests (“Interests”) pursuant to written tenders by members.  Repurchase offers will be made at such times and on such terms as may be determined by the Funds’ Board of Managers (the “Board”) in its sole discretion.  The Funds may offer to repurchase Interests four times each year, as of the last business day of March, June, September and December.

2. Significant Accounting Policies

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America.  The following is a summary of the significant accounting policies followed by the Funds:

A. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Investment Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from these estimates, and such differences could be material.

B. Portfolio Valuation and Security Transactions

The net asset values of the Funds are determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

Investments in Portfolio Funds are presented in the accompanying financial statements at fair value, as determined by the Funds’ Investment Manager under the general supervision of the Board.  Such fair value generally represents a Fund’s pro-rata interest in the net assets of a Portfolio Fund as provided by the Portfolio Funds.  The Investment Manager considers information provided by the Portfolio Funds regarding the methods they use to value underlying investments in the Portfolio Funds and any restrictions on or illiquidity of the interests in the Portfolio Funds, in determining fair value.

Considerable judgment is required to interpret the factors used to develop estimates of fair value.  Accordingly, the estimates may not be indicative of the amounts a Fund could realize in a current market exchange and the differences could be material to the financial statements.  The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

Notes to Financial Statements (Unaudited) (continued)

2. Significant Accounting Policies (continued)

B. Portfolio Valuation and Security Transactions (continued)

The FASB issued ASC Topic 820, Fair Value Measurements and Disclosures, (formerly SFAS No. 157 Fair Value Measurements), which establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs.  The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  Accordingly the fair value hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3).  The levels of the fair value hierarchy under FASB ASC Topic 820-10-35-39 to 55 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 – Inputs that are unobservable;

Inputs broadly refer to assumptions that market participants use to make valuation decisions, including assumptions about risk.  ASC Topic 820-10-35-59 permits the Investment Manager to estimate the fair value of the investments in the Portfolio Funds at the net asset value reported by the Portfolio Funds if the net asset value is calculated in a manner consistent with the measurement principles of ASC Topic 946, Financial Services – Investment Companies.  The Investment Manager evaluates each Portfolio Fund individually to determine that its net asset value is calculated in a manner consistent with ASC 946.  The Investment Manager also considers whether an adjustment to the net asset value reported by the Portfolio Fund is necessary based upon various factors, including, but not limited to, the attributes of the interest in the Portfolio Fund held, including the rights and obligations, and any restrictions on or illiquidity of such interests, and the fair value of such Portfolio Fund’s investment portfolio or other assets and liabilities.  The Investment Manager also considers such factors in determining whether a Portfolio Fund should be classified as Level 2 or Level 3 within the fair value hierarchy.

Notes to Financial Statements (Unaudited) (continued)

2. Significant Accounting Policies (continued)

B. Portfolio Valuation and Security Transactions (continued)

The following table presents information about the level within the fair value hierarchy at which the Funds’ investments are measured as of July 31, 2011:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Statistical Arbitrage	$—	$43,594,072	$—	$43,594,072
Convertible Arbitrage	—	81,586,066	—	81,586,066
Event Driven Arbitrage	—	96,407,591	204,559,610	300,967,201
Fixed Income Arbitrage	—	—	151,038,088	151,038,088
Multi-Strategy/GTAA	—	32,137,217	—	32,137,217
Cash Equivalent	11,364,872	—	—	11,364,872
Total Investments	$11,364,872	$253,724,946	$355,597,698	$620,687,516

Aetos Capital Distressed Investment Strategies Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Distressed - Long Biased	$—	$—	$213,812,189	$213,812,189
Distressed - Variable Biased	—	80,983,605	171,565,535	252,549,140
Cash Equivalent	21,111,660	—	—	21,111,660
Total Investments	$21,111,660	$80,983,605	$385,377,724	$487,472,989

Aetos Capital Long/Short Strategies Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Equity Hedged - Sector Specialist	$—	$67,270,733	$187,429,149	$254,699,882
Equity Hedged - Generalist	—	161,829,401	434,053,803	595,883,204
Directional Equity	—	49,568,568	58,386,619	107,955,187
Short-Biased Equity	—	46,292,163	10,927,378	57,219,541
Cash Equivalent	48,422,525	—	—	48,422,525
Total Investments	$48,422,525	$324,960,865	$690,796,949	$1,064,180,339

During the year there were no transfers into or out of Level 1. The changes in investments classified as Level 3 are discussed below using the ‘beginning of period method’ which assumes the investment entity would be transferred into or out of Level 3 at fair value at the beginning of the reporting period and are as follows for the period ended July 31, 2011.

Transfers between Level 2 and Level 3 reflect the impact of investment activity and/or investment holding periods on the Funds’ fair value hierarchy.

Notes to Financial Statements (Unaudited) (continued)

2. Significant Accounting Policies (continued)

B. Portfolio Valuation and Security Transactions (continued)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC
	Event Driven Arbitrage	Fixed Income Arbitrage	Total
Beginning Balance as of 1/31/11	$195,253,212	$91,678,684	$286,931,896
Realized Gain/(Loss)	(32,625)	—	(32,625)
Change in Unrealized Appreciation/ (Depreciation)	4,355,776	5,953,237	10,309,013
Net Purchases/(Sales)	4,983,247	5,000,000	9,983,247
Net Transfers In and/or Out of Level 3	—	48,406,167	48,406,167
Ending Balance as of 7/31/11	$204,559,610	$151,038,088	$355,597,698

Aetos Distressed Investment Strategies Fund, LLC
	Distressed - Long Biased	Distressed - Variable Biased	Total
Beginning Balance as of 1/31/11	$196,883,929	$165,364,127	$362,248,056
Realized Gain/(Loss)	(148,785)	—	(148,785)
Change in Unrealized Appreciation/ (Depreciation)	4,821,698	1,201,408	6,023,106
Net Purchases/(Sales)	12,255,347	5,000,000	17,255,347
Ending Balance as of 7/31/11	$213,812,189	$171,565,535	$385,377,724

Aetos Capital Long/Short Strategies Fund, LLC
	Equity Hedged - Sector Specialist	Equity Hedged - Generalist	Directional Equity	Short-Biased Equity	Total
Beginning Balance as of 1/31/11	$184,786,555	$342,885,667	$65,819,809	$37,604,573	$631,096,604
Realized Gain/(Loss)	(2,473,081)	—	1,024,045	—	(1,449,036)
Change in Unrealized Appreciation/ (Depreciation)	367,354	6,168,136	(7,851,253)	(15,362)	(1,331,125)
Net Purchases/(Sales)	4,748,321	85,000,000	(605,982)	—	89,142,339
Net Transfers In and/or Out of Level 3	—	—	—	(26,661,833)	(26,661,833)
Ending Balance as of 7/31/11	$187,429,149	$434,053,803	$58,386,619	$10,927,378	$690,796,949

Notes to Financial Statements (Unaudited) (continued)

2. Significant Accounting Policies (continued)

B. Portfolio Valuation and Security Transactions (continued)

All net realized gains and losses and changes in unrealized appreciation and depreciation in the preceding table are included in the Statements of Operations.  The changes in net unrealized appreciation of investments in Portfolio Funds still held by the Funds at July 31, 2011 were as follows:
Aetos Capital Multi-Strategy Arbitrage Fund, LLC
	Fixed Income Arbitrage	Event Driven Arbitrage	Total
Change in unrealized appreciation	$ 5,953,237	$ 4,323,151	$ 10,276,388

Aetos Capital Distressed Investment Strategies Fund, LLC
	Distressed - Variable Biased	Distressed - Long Biased	Total
Change in unrealized appreciation	$ 1,201,408	$ 4,438,114	$ 5,639,522

Aetos Capital Long/Short Strategies Fund, LLC
	Short-Biased Equity	Directional Equity	Equity Hedged - Generalist	Equity Hedged - Sector Specialist	Total

Change in unrealized appreciation	$ (15,362)	$(7,862,997)	$ 6,168,136	$ (2,057,099)	$ (3,767,322)

Realized gains and losses from Portfolio Fund transactions are calculated on the identified cost basis.  Investments are recorded on the effective date of the subscription in the Portfolio Fund.

C. Fund Income and Expenses

Each Fund bears its own expenses including, but not limited to: any taxes; organizational expenses; offering costs; investment-related expenses incurred by the Funds (e.g., fees and expenses charged by the Portfolio Managers and Portfolio Funds, placement fees, professional fees, custody and administrative fees).  Most expenses of the Funds can be directly attributed to a particular Fund.  Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or on another reasonable basis.

Interest income is recorded on an accrual basis and consists of interest earned on cash and cash equivalents. Dividend income is recorded on the ex-dividend date.

Notes to Financial Statements (Unaudited) (continued)

2. Significant Accounting Policies (continued)

D. Income Taxes

Each Fund intends to continue to be treated as a partnership for Federal income tax purposes.  Each Member is responsible for the tax liability or benefit relating to the Member’s distributive share of taxable income or loss.  Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.  The Funds withhold and pay taxes on U.S. source income and U.S. effectively connected income, if any, allocated from Portfolio Funds to the extent such income is not exempted from withholding under the Internal Revenue Code and Regulations thereunder.  The actual amount of such taxes is not known until all Form K-1s from Portfolio Funds are received, usually in the following tax year.  Prior to the final determination, the amount of tax is estimated based on information available.  The final tax could be different from the estimated tax and the difference could be significant.

Such withholdings are listed as distributions in the Statements of Changes in Members’ Capital, and are allocated to the individual Members’ Capital accounts to which they apply.

The Investment Manager has determined that the adoption of Accounting for Uncertainty in Income Taxes, which sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, will not have a material impact to the Fund’s financial statements. However, the Investment Manager's conclusions regarding Accounting for Uncertainty in Income Taxes may be subject to review and adjustment at a later date based on on-going analyses of tax laws, regulations and interpretations thereof and other factors. Each of the Fund's federal, state and local tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

E.  Distribution Policy

The Funds have no present intention of making periodic distributions of their net investment income or capital gains, if any, to Members.  The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

F.  Distributions from Portfolio Funds

Distributions from Portfolio Funds will be classified as investment income or realized gains in the Statements of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available.  In cases where the tax characteristics are not available, such distributions are generally classified as investment income.

G.  Cash and Cash Equivalents
Cash and cash equivalents is defined as cash on deposit at financial institutions, investments in money market funds, and highly liquid investments with original maturities of three months or less.

Notes to Financial Statements (Unaudited) (continued)

3. Investment Manager Fee, Related Party Transactions and Other

The Funds pay the Investment Manager a monthly management fee (the “Management Fee”) at the annual rate of 0.75% of the net asset value of each Fund as of the last day of the month (before any repurchases of Interests).  The Investment Manager is responsible for providing day-to-day investment management services to the Funds, and for providing various administrative services to the Funds.

The Investment Manager may also be paid a Program Fee outside of the Funds for services rendered to investors.  The Program Fee is paid directly by the investors at an annual rate of up to 0.50% of an investor’s assets in the Funds.  The Program Fee may also include an annual performance-based incentive fee outside of the Funds based on the return of an investor’s account with the Investment Manager.

HedgeServ Limited, (the “Administrator”) provides administration, accounting and investor services to the Funds.  In consideration for such services, each Fund pays the Administrator a monthly fee based on prior month-end net assets at an annual rate of 0.12% on the first $250 million of net assets, 0.10% on net assets between $250 million and $500 million, 0.07% on net assets between $500 million and $750 million and 0.06% on net assets over $750 million, and will reimburse the Administrator for certain out-of-pocket expenses.

JPMorgan Chase Bank, N.A. acts as the custodian (the “Custodian”) for the Funds’ assets.  In consideration for such services, each Fund pays the Custodian a monthly fee, based on month-end underlying Portfolio Funds value, at an annual rate of up to 0.01%.  Each Fund also pays the Custodian $15,000 annually to act as qualified Custodian for each Cayman feeder fund.

Each Member of the Board who is not an “interested person” of the Funds as defined by the 1940 Act receives an annual retainer of $39,500 and regular quarterly meeting fees of $3,875 per meeting (additional meeting fees are $500 per meeting).  The chairman of the audit committee receives an additional annual retainer of $2,700.  Any Manager who is an “interested person” does not receive any annual or other fee from the Funds.  All Managers are reimbursed by the Funds for reasonable out-of-pocket expenses.

Net profits or net losses of the Funds for each fiscal period are allocated among and credited to or debited against the capital accounts of Members as of the last day of each fiscal period in accordance with each Member’s respective investment percentage for each Fund.  Net profits or net losses are measured as the net change in the value of the net assets of a Fund during a fiscal period, before giving effect to any repurchases of Interests in the Fund, and excluding the amount of any items to be allocated among the capital accounts of the Members of the Fund, other than in accordance with the Members’ respective investment percentages.

Notes to Financial Statements (Unaudited) (continued)

4. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Portfolio Funds in which the Funds invest trade various financial instruments and enter into various investment activities with off-balance sheet risk.  These include, but are not limited to, short selling activities, writing option contracts, use of leverage and swap contracts.  The Funds’ risk of loss in these Portfolio Funds is limited to the value of their investments in the Portfolio Funds.

5. Risk Factors

Limitations on the Funds’ ability to withdraw their assets from Portfolio Funds may limit the Funds’ ability to repurchase their Interests.  For example, many Portfolio Funds impose lock-up periods prior to allowing withdrawals, which can be two years or longer.  After expiration of the lock-up period, withdrawals typically are permitted only on a limited basis, such as monthly, quarterly, semi-annually or annually.  Many Portfolio Funds may also indefinitely suspend redemptions or establish restrictions on the ability to fully receive proceeds from redemptions through the application of a redemption restriction or “gate.”  In instances where the primary source of funds to repurchase Interests will be withdrawals from Portfolio Funds, the application of these lock-ups and withdrawal limitations may significantly limit the Funds’ ability to repurchase their Interests.

The Funds invest primarily in Portfolio Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques that may involve significant risks.

Such risks include those related to the volatility of the equity, credit, and currency markets, the use of leverage associated with certain fixed income strategies, derivative contracts and in connection with short positions, the potential illiquidity of certain instruments and counterparty and broker arrangements.

The Portfolio Funds may invest a higher percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return.  As a result, the Portfolio Funds may be more susceptible to economic, political and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Portfolio Fund's net asset value.

The Portfolio Funds may invest in securities of foreign companies that involve special risks and considerations not typically associated with investments in the United States of America, due to concentrated investments in a limited number of countries or regions, which may vary throughout the year depending on the Portfolio Fund.  Such concentrations may subject the Portfolio Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

Notes to Financial Statements (Unaudited) (continued)

5. Risk Factors (continued)

The Funds invest in a limited number of Portfolio Funds.  Such concentration may result in additional risk.  Various risks are also associated with an investment in the Funds, including risks relating to the multi-manager structure of the Fund, risks relating to compensation arrangements and risks related to limited liquidity of the Interests.

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications.  Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

6.  Investment Transactions

For the period ended July 31, 2011, purchases and sales of Portfolio Funds were as follows:

Fund	Purchases	Sales
Aetos Capital Multi-Strategy Arbitrage Fund, LLC	$10,000,000	$5,000,000
Aetos Capital Distressed Investment Strategies Fund, LLC	5,000,000	7,092,703
Aetos Capital Long/Short Strategies Fund, LLC	140,000,000	72,437,616

Notes to Financial Statements (Unaudited) (continued)

7. Investments

As of July 31, 2011, collectively the Funds had investments in forty-three Portfolio Funds, none of which were related parties. The following table lists the Funds’ investments in Portfolio Funds as of July 31, 2011.  The agreements related to investments in Portfolio Funds provide for compensation to the general partners/managers in the form of management fees of 1.0% to 2.0% (per annum) of the net assets and incentive fees or allocations of 10% to 20% of net profits earned. The Portfolio Funds generally provide for periodic redemptions, with lock-up provisions ranging up to 3 years from initial investment. The liquidity provisions shown in the following tables apply after any applicable lock-up provisions.

	Number of Portfolio Funds	% of Total Portfolio Funds
Aetos Capital Multi-Strategy Arbitrage Fund, LLC
Funds allowing monthly withdrawals (notice period of 30 days)	2	16.08%
Funds allowing quarterly withdrawals (notice periods ranging from 14 to 90 days)	4	22.95%
Funds allowing annual withdrawals (notice periods ranging from 45 to 90 days)	4	60.81%
Funds in liquidation	1	0.16%

	Number of Portfolio Funds	% of Total Portfolio Funds
Aetos Capital Distressed Investment Strategies Fund, LLC
Funds allowing quarterly withdrawals (notice periods ranging from 60 to 90 days)	3	32.65%
Funds allowing semi-annual withdrawals (notice period of 65 days)	1	18.57%
Funds allowing annual withdrawals (notice periods ranging from 60 to 90 days)	4	41.36%
Funds allowing bi-annual withdrawals (notice period of 90 days)	1	7.42%

	Number of Portfolio Funds	% of Total Portfolio Funds
Aetos Capital Long/Short Strategies Fund, LLC
Funds allowing monthly withdrawals (notice periods ranging from 5 to 30 days)	3	13.26%
Funds allowing quarterly withdrawals (notice periods ranging from 30 to 90 days)	11	55.97%
Funds allowing semi-annual withdrawals (notice periods ranging from 30 to 45 days)	4	18.46%
Funds allowing annual withdrawals (notice period of 45 days)	3	12.12%
Funds in liquidation	2	0.19%

Notes to Financial Statements (Unaudited) (continued)

7. Investments (continued)

The following tables list the Funds’ investment in Portfolio Funds as of July 31, 2011:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

Portfolio Fund Name	Strategy	Fair Value 7/31/2011	% of Members' Capital	Liquidity*
AQR RT Fund, L.P.	Statistical Arbitrage	$43,594,072	7.10%	Monthly
CNH CA Institutional Fund, L.P.	Convertible Arbitrage	26,099,942	4.25	Quarterly
Davidson Kempner Partners	Event Driven Arbitrage	103,337,091	16.82	Annual
Farallon Capital Offshore Investors, Inc.	Event Driven Arbitrage	100,241,820	16.31	Annual
FFIP, L.P.	Fixed Income Arbitrage	96,657,518	15.73	Annual
GMO Mean Reversion Fund (Onshore)	Multi-Strategy/GTAA	32,137,217	5.23	Quarterly
Ishin Fund LLC	Convertible Arbitrage	55,486,124	9.03	Quarterly
Luxor Capital Partners, LP	Event Driven Arbitrage	26,109,238	4.25	Quarterly
Oceanwood Global Opportunities Fund LP	Event Driven Arbitrage	70,298,354	11.44	Annual
Parsec Trading Corp.	Fixed Income Arbitrage	54,380,569	8.85	Monthly
Sowood Alpha Fund LP	Event Driven Arbitrage	980,700	0.16	Liquidating
Total		$609,322,645	99.17%

*The liquidity of the Portfolio Funds may be further restricted due to withdrawal limitations.

Aetos Capital Distressed Investment Strategies Fund, LLC

Portfolio Fund Name	Strategy	Fair Value 7/31/2011	% of Members' Capital	Liquidity*
AG Mortgage Value Partners, L.P.	Distressed - Long Biased	$52,428,398	10.84%	Annual
Anchorage Capital Partners, L.P.	Distressed - Variable Biased	84,966,765	17.57	Annual
Aurelius Capital Partners, LP	Distressed - Variable Biased	86,598,770	17.91	Semi-Annual
Centerbridge Credit Partners, L.P.	Distressed - Long Biased	34,594,146	7.15	Bi-Annual
Davidson Kempner Distressed Opportunities Fund LP	Distressed - Long Biased	48,623,871	10.06	Annual
King Street Capital, L.P.	Distressed - Variable Biased	80,983,605	16.75	Quarterly
One East Partners, L.P.	Distressed - Long Biased	2,827,895	0.58	Quarterly
Silver Point Capital Fund, L.P.	Distressed - Long Biased	6,879,356	1.42	Annual
Watershed Capital Partners, L.P.	Distressed - Long Biased	68,458,523	14.16	Quarterly
Total		$466,361,329	96.44%

*The liquidity of the Portfolio Funds may be further restricted due to withdrawal limitations.

Notes to Financial Statements (continued)

7. Investments (continued)

Aetos Capital Long/Short Strategies Fund, LLC
Portfolio Fund Name	Strategy	Fair Value 7/31/2011	% of Members' Capital	Liquidity*
Bay Pond Partners, L.P.	Equity Hedged - Sector Specialist	$55,203,939	5.20%	Semi-Annual
Brookside Capital Partners Fund II, L.P.	Equity Hedged - Generalist	81,560,590	7.68	Quarterly
Cadian Fund LP	Equity Hedged - Sector Specialist	71,237,189	6.71	Quarterly
Cadmus Capital Partners (QP), LP	Equity Hedged - Generalist	1,053,575	0.10	Liquidating
CamCap Energy, L.P.	Directional Equity	56,556,905	5.33	Quarterly
Conatus Capital Partners LP	Equity Hedged - Generalist	79,809,367	7.52	Quarterly
Copper River Partners, L.P.	Short-Biased Equity	935,160	0.09	Liquidating
Egerton Capital Partners, L.P.	Directional Equity	49,568,568	4.67	Quarterly
GMO Tactical Opportunities Fund (Onshore)	Short-Biased Equity	14,891,953	1.40	Monthly
Harrier Hawk Four Horsemen Fund LP	Short-Biased Equity	2,508,212	0.24	Quarterly
Harrier Hawk Four Horsemen Offshore Fund Ltd	Short-Biased Equity	7,484,006	0.71	Quarterly
Joho Partners, L.P.	Equity Hedged - Generalist	106,053,946	9.99	Semi-Annual
Moon Capital Global Equity Fund, LP	Equity Hedged - Generalist	60,109,926	5.66	Quarterly
MW European TOPS Fund	Equity Hedged - Generalist	82,020,034	7.73	Monthly
North River Partners, L.P.	Equity Hedged - Sector Specialist	60,988,023	5.75	Quarterly
Route One Fund I, L.P.	Equity Hedged - Generalist	10,040,707	0.95	Annual
Samlyn Onshore Fund, LP	Equity Hedged - Generalist	24,823,410	2.34	Semi-Annual
Sansar Capital Holdings, Ltd	Directional Equity	395,138	0.04	Annual
Spindrift Partners, L.P.	Directional Equity	1,434,574	0.14	Semi-Annual
The Elkhorn Fund, LLC	Equity Hedged - Generalist	37,798,503	3.56	Monthly
Tiger Consumer Partners, L.P.	Equity Hedged - Sector Specialist	67,270,733	6.33	Quarterly
Ursus Partners L.P.	Short-Biased Equity	31,400,210	2.95	Quarterly
Viking Global Equities LP	Equity Hedged - Generalist	112,613,146	10.60	Annual
Total		$1,015,757,814	95.69%

*The liquidity of the Portfolio Funds may be further restricted due to withdrawal limitations.

Notes to Financial Statements (Unaudited) (continued)

8. Commitments

At July 31, 2011, the Funds had made no commitments to purchase Portfolio Funds and had submitted redemption requests from the underlying funds as follows:

Fund	Amount

Aetos Capital Multi-Strategy Arbitrage Fund, LLC
Ishin Fund LLC	$55,486,124
$55,486,124

Aetos Capital Distressed Investment Strategies Fund, LLC
One East Partners, L.P.	$2,827,895
Silver Point Capital Fund, L.P.	6,879,356
$9,707,251

Aetos Capital Long/Short Strategies Fund, LLC
Sansar Capital Holdings, Ltd	$395,138
Spindrift Partners, LP	1,434,574
$1,829,712

Notes to Financial Statements (Unaudited) (concluded)

9. Subsequent Events

Through September 1, 2011, the Funds paid no redemptions and received the following contributions:

Fund	Amount
Aetos Capital Multi-Strategy Arbitrage Fund, LLC	$ 3,020,095
Aetos Capital Distressed Investment Strategies Fund, LLC	2,001,215
Aetos Capital Long/Short Strategies Fund, LLC	5,353,415

The following table summarizes the redemption requests received by the Funds subsequent to July 31, 2011:
Fund	Number of Investors	Estimated Redemption Amount Subsequent to 7/31/11	% of Members’ Capital
Aetos Capital Multi-Strategy Arbitrage Fund, LLC	8	$12,666,767	2.06%
Aetos Capital Distressed Investment Strategies Fund, LLC	7	1,982,755	0.41%
Aetos Capital Long/Short Strategies Fund, LLC	8	18,388,597	1.73%

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued.  Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of July 31, 2011.

 Approval of Investment Advisory Agreements

July 31, 2011

(Unaudited)

At a meeting held in person on July 19, 2011, the Board of Managers of each Fund, including the independent board members (the “Boards”), discussed the materials previously provided to them and reviewed the nature, quality and scope of the services provided to the Funds by the Investment Manager.  The Boards also considered the proposed fees to be charged under the Investment Advisory Agreements, as well as each Fund’s performance, and reviewed the comparative fee and performance data previously provided by the Investment Manager.  They also considered the information provided by the Investment Manager regarding the Investment Manager’s financial performance and profitability.  In considering the approval of the Advisory Agreement for each Fund, the Board members gave particular consideration to the following factors:

Nature, Extent and Quality of Services

The Board of each Fund reviewed and considered the nature and extent of the investment advisory services provided by the Investment Manager to the Funds under the Investment Advisory Agreements, including the selection of underlying hedge funds (“Portfolio Funds”), allocation of each Fund’s assets among, and monitoring performance of, Portfolio Funds, evaluation of risk exposure of Portfolio Funds and reputation, experience and training of Portfolio Funds’ investment managers (“Portfolio Managers”), management of short-term cash and operations of each Portfolio Fund, and day-to-day portfolio management and general due diligence examination of Portfolio Funds before and after committing assets of each Fund for investment.  The Boards also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Investment Manager under the Investment Advisory Agreements, including, among other things, providing to each Fund office facilities, equipment and personnel.  The Boards also reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Investment Manager who provide the investment advisory and administrative services to each Fund.  The Boards determined that the Investment Manager’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner.  The Boards concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

The Boards reviewed the performance of each Fund based on information provided by the Investment Manager that showed each Fund’s return for its most recent fiscal year as compared to the return of other comparable registered funds-of-hedge-funds for their most recent fiscal years.  The Boards considered each Fund’s performance since inception and the relative lack of correlation of such performance to fixed income or equity indices generally.  The Boards concluded that each Fund’s performance was satisfactory.

Approval of Investment Advisory Agreements (Unaudited) (concluded)

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Boards reviewed the management fee rate (the “Management Fee”) and total expense ratio of each Fund.  The Boards also reviewed the annual separate program (the “Program”) fee of up to 0.50% and the performance fee of up to 10% of aggregate Program net profits above the return of the 90 day Treasury Bill (the “Incentive Fee”) payable to the Investment Manager by investors in the Funds.  The Boards also reviewed a report prepared by the Investment Manager comparing the fees payable by each Fund to those payable by other comparable registered funds-of-hedge-funds.  The Boards noted that the fees payable to the Investment Manager, including the Program fee and the Incentive Fee, were lower than or comparable to the fees payable to the advisers of most comparable registered funds-of-hedge-funds.  The Board concluded that each Fund’s Management Fee, Program fee, Incentive Fee and total expense ratio were reasonable and satisfactory in light of the services provided.

Breakpoints and Economies of Scale

The Boards reviewed the structure of each Fund’s Management Fee schedule under the Investment Advisory Agreements and noted that it does not include any breakpoints. The Boards considered that each Fund’s Management Fee was 0.75% and concluded that the fee was sufficiently low that the Boards did not need to consider adding breakpoints at this time.  The Boards also determined that, given the relative size of each Fund, economies of scale were not a factor that needed to be considered at this time.

Profitability of Adviser and Affiliates

The Boards considered and reviewed information concerning the costs incurred and profits realized by the Investment Manager and its affiliates during the previous year from the Investment Manager’s relationship with each Fund.  The Boards noted that the Funds’ investor base consists of sophisticated investors that are capable of evaluating whether the fees charged and the services provided by the Investment Manager are appropriate.  The Boards noted that the Investment Manager had first become profitable in 2005, and that its profit margins had not substantially increased since that time.  Based on their review of the information they received, the Boards concluded that the profits earned by the Investment Manager and its affiliates were not excessive in light of the advisory, administrative and other services provided to each Fund.

General Conclusion

After considering and weighing all of the above factors, the Board of each Fund concluded it would be in the best interest of the Funds and its Members to approve the Investment Advisory Agreements.

Item 2.   Code of Ethics.

Not applicable for semi-annual report.

Item 3.   Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.   Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.  Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual report.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual report.

Item 9.  Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable as Interests of the Fund are not registered pursuant to Section 12 of the Exchange Act.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of directors since the Registrant's last proxy solicitation.

Item 11.  Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report.  In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Aetos Capital Multi-Strategy Arbitrage Fund, LLC

By (Signature and Title)*	/s/ Michael F. Klein
Michael F. Klein, President

Date: 9/30/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael F. Klein
Michael F. Klein, President

Date: 9/30/11

By (Signature and Title)*	/s/ Scott D. Sawyer
Scott D. Sawyer, Treasurer

Date: 9/30/11

*     Print the name and title of each signing officer under his or her signature.